Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000241136 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
C000241136 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000241136 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
C000241136 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
C000241136 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[1]
C000241136 [Member] | Currencies [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
C000241136 [Member] | Certificates of Deposits [Member]
Holdings [Line Items]
Percent of Total Investments	71.00%	[1]
C000241137 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[2]
C000241137 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000241137 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
C000241137 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
C000241137 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[2]
C000241137 [Member] | Currencies [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
C000241137 [Member] | Certificates of Deposits [Member]
Holdings [Line Items]
Percent of Total Investments	71.00%	[2]
C000241138 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[3]
C000241138 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000241138 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
C000241138 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
C000241138 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[3]
C000241138 [Member] | Currencies [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
C000241138 [Member] | Certificates of Deposits [Member]
Holdings [Line Items]
Percent of Total Investments	71.00%	[3]
C000241135 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[4]
C000241135 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000241135 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
C000241135 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
C000241135 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[4]
C000241135 [Member] | Currencies [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
C000241135 [Member] | Certificates of Deposits [Member]
Holdings [Line Items]
Percent of Total Investments	71.00%	[4]
C000241134 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[5]
C000241134 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.00%	[5]
C000241134 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%	[5]
C000241134 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[5]
C000241134 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[5]
C000241134 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[5]
C000241134 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[5]
C000241134 [Member] | All other Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[5]
C000241134 [Member] | Master Limited Partnerships and Related Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[5]
C000241131 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[6]
C000241131 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.00%	[6]
C000241131 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%	[6]
C000241131 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[6]
C000241131 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[6]
C000241131 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[6]
C000241131 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[6]
C000241131 [Member] | All other Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[6]
C000241131 [Member] | Master Limited Partnerships and Related Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[6]
C000241132 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[7]
C000241132 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.00%	[7]
C000241132 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%	[7]
C000241132 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[7]
C000241132 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[7]
C000241132 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[7]
C000241132 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[7]
C000241132 [Member] | All other Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[7]
C000241132 [Member] | Master Limited Partnerships and Related Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[7]
C000241133 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[8]
C000241133 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.00%	[8]
C000241133 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%	[8]
C000241133 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[8]
C000241133 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[8]
C000241133 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[8]
C000241133 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[8]
C000241133 [Member] | All other Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[8]
C000241133 [Member] | Master Limited Partnerships and Related Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[8]

[1]	Percentage of total investments as of December 31, 2024.
[2]	Percentage of total investments as of December 31, 2024.
[3]	Percentage of total investments as of December 31, 2024.
[4]	Percentage of total investments as of December 31, 2024.
[5]	Percentage of total investments as of December 31, 2024.
[6]	Percentage of total investments as of December 31, 2024.
[7]	Percentage of total investments as of December 31, 2024.
[8]	Percentage of total investments as of December 31, 2024.